Information by segment and main country - Information on income statements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Information by segment and main country - Text Details (Detail) [Line Items]
Revenue		€ 19,482	[1]	€ 18,121	[2]	€ 17,780
Sales including intercompany		19,482		18,121		17,780
Depreciation and amortisation expense	[4]	1,402	[3]	1,089	[5]	1,025	[3]
Adjusted EBITA	[6]	2,563	[7]	2,366	[7]	2,153	[8]
Connected Care [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Revenue		4,674	[9]	4,341	[2]	4,331
Sales including intercompany		4,760		4,516		4,492
Depreciation and amortisation expense	[4]	327		326		355
Adjusted EBITA	[6]	618	[7]	662	[8]	684	[8]
Diagnosis & Treatment [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Revenue		8,485	[9],[10]	7,726	[2]	7,365
Sales including intercompany		8,579	[10]	7,825		7,445
Depreciation and amortisation expense	[4]	564	[10]	349		301
Adjusted EBITA	[6],[7]	1,078	[10]	872		747
Intersector Eliminations [member]
Information by segment and main country - Text Details (Detail) [Line Items]
Sales including intercompany		(263)		(369)		(393)
Other [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Revenue		469	[9]	530	[2]	400
Sales including intercompany		542		612		535
Depreciation and amortisation expense	[4]	326		244		188
Adjusted EBITA	[6]	(76)	[8]	(28)	[8]	(157)	[7]
Personal Health [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Revenue		5,854	[9]	5,524	[2]	5,685
Sales including intercompany		5,864		5,538		5,702
Depreciation and amortisation expense	[4]	186		171		181
Adjusted EBITA	[6]	€ 943	[7]	€ 860	[7]	€ 879	[8]

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[3]	Impact of IFRS 16 adoption. Reference is made to Significant accounting policies and Property, plant and equipment
[4]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[5]	Impact of IFRS 16 adoption. Reference is made to Significant accounting policies and Property, plant and equipment
[6]	For reconciliation Adjusted EBITA, refer to the table below.
[7]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[8]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[9]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[10]	In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2019 they received a corporate funding out of segment Other of EUR 54 million to support them during their emerging idea-to-market business phase.